T. Rowe Price Global Infrastructure Fund–Advisor Class

Supplement to Prospectus Dated March 1, 2013

Effective immediately, the Fund will no longer charge a 2.00% redemption fee on shares purchased and held for 90 days or less. Accordingly, on page 1, the 2.00% redemption fee referenced in the table entitled “Fees and Expenses of the Fund’s Advisor Class” is hereby deleted, and on page 8, the 2.00% redemption fee referenced in the table entitled “T. Rowe Price Advisor Class Funds With Redemption Fees” is hereby deleted with respect to the Global Infrastructure Fund–Advisor Class.